Late payment surcharge from customers (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Late Payment Surcharge From Customers [Abstract]
Schedule of Late payment surcharge from customers

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Late payment surcharge from customers (refer Note 38)	—	—	1,134	14
Total	—	—	1,134	14